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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

                    CORPORATE SELECT POLICY ("CORP SELECT")
    CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY ("COLI IV")

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
             THE PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Investment Options ("Existing Funds") and substitute new Investment Options ("Replacement Funds") as shown below. Each of the Replacement Funds is a Portfolio of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Investment Option under your Policy, such Replacement Fund will be added as an Investment Option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Policy Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The following proposed substitutions and respective advisers and/or sub-advisers apply to all of the above-listed Policies:

EXISTING FUND AND CURRENT ADVISER                                    REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)
-------------------------------------------------------              ---------------------------------------------------
Lord Abbett Series Fund, Inc. - Mid-Cap Value          (right arrow) Met Investors Series Trust - Lord Abbett Mid-Cap
Portfolio (Class VC)                                                 Value Portfolio (Class B)

Lord, Abbett & Co. LLC                                               Lord, Abbett & Co. LLC
-------------------------------------------------------              ---------------------------------------------------
Lord Abbett Series Fund, Inc. - Growth and Income      (right arrow) Met Investors Series Trust - Lord Abbett Growth and
Portfolio (Class VC)                                                 Income Portfolio (Class B)

Lord, Abbett & Co. LLC                                               Lord, Abbett & Co. LLC
-------------------------------------------------------              ---------------------------------------------------
Putnam Variable Trust - Putnam VT Small Cap Value      (right arrow) Met Investors Series Trust - Third Avenue Small Cap
Fund (Class IB)                                                      Value Portfolio (Class B)

Putnam Investment Management, LLC                                    Third Avenue Management LLC
-------------------------------------------------------              ---------------------------------------------------
Franklin Templeton Variable Insurance Products Trust   (right arrow) Met Investors Series Trust - Loomis Sayles Global
- Templeton Global Asset Allocation Fund (Class 1)                   Markets Portfolio (Class A)

Templeton Investment Counsel LLC                                     Loomis Sayles & Company, L.P.
(Franklin Advisors, Inc., Franklin Templeton
Investment Management Limited)
-------------------------------------------------------              ---------------------------------------------------
Universal Institutional Funds, Inc. - Emerging Markets (right arrow) Met Investors Series Trust - MFS Emerging Markets
Equity Portfolio (Class I)                                           Equity Portfolio (Class A)

Morgan Stanley Investment Management Inc.                            Massachusetts Financial Services Company
(Morgan Stanley Investment Management Company)
-------------------------------------------------------              ---------------------------------------------------
PIMCO Variable Insurance Trust - Real Return           (right arrow) Met Investors Series Trust - PIMCO Inflation
Portfolio (Administrative Class)                                     Protected Bond Portfolio (Class A)

Pacific Investment Management Company LLC                            Pacific Investment Management Company LLC
-------------------------------------------------------              ---------------------------------------------------

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
---------------------------------------------              ---------------------------------------------------
DWS Investments VIT Funds - DWS Small Cap    (right arrow) Metropolitan Series Fund, Inc. - Russell 2000 Index
Index VIP (Class A)                                        Portfolio (Class A)

Deutsche Investment Management Americas Inc.               Metropolitan Life Insurance Company
(Northern Trust Investments, N.A.)
---------------------------------------------              ---------------------------------------------------

The following proposed substitution and respective adviser and/or sub-adviser applies only to COLI IV:

------------------------------------------------              ----------------------------------------------------
Dreyfus Stock Index Fund, Inc. (Initial Shares) (right arrow) Metropolitan Series Fund, Inc. - MetLife Stock Index
                                                              Portfolio (Class A)
The Dreyfus Corporation
                                                              Metropolitan Life Insurance Company
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

The following proposed substitution and respective adviser and/or sub-adviser applies only to COLI Select:

------------------------------------------------              -----------------------------------------
Putnam Variable Trust - Putnam VT International (right arrow) Met Investors Series Trust - MFS Research
Equity Fund (Class IB)                                        International Portfolio (Class B)

Putnam Investment Management LLC                              Massachusetts Financial Services Company
(Putnam Investments Limited)
------------------------------------------------              -----------------------------------------

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   . The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

   . You may transfer amounts in your Policy among the Investment Options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy Owners or agents of Policy Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitution, your cash value in the Investment Option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.